Investment Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investment Securities

NOTE 2 - INVESTMENT SECURITIES

The amortized cost and estimated fair values of investment securities are as follows at December 31, 2014 and 2013:

	(Expressed in thousands) December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$44,595	$13	$(602)	$44,006
Obligations of states and political subdivisions	40,349	2,144	(71)	42,422
Mortgage-backed securities	110,626	818	(1,001)	110,443
Equity securities	171	38	(1)	208

Total available-for-sale	$195,741	$3,013	$(1,675)	$197,079

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$50,598	$18	$(2,170)	$48,446
Obligations of states and political subdivisions	60,049	1,421	(1,056)	60,414
Mortgage-backed securities	93,501	72	(2,673)	90,900
Equity securities	165	32	(2)	195

Total available-for-sale	$204,313	$1,543	$(5,901)	$199,955

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2014 and 2013, was approximately $92,305,000 and $145,017,000, which is approximately 46.8% and 72.5%, respectively, of the Company’s available-for-sale investment portfolio.

The Company’s investment securities portfolio contains unrealized losses of direct obligations of the U.S. Government agency securities, including mortgage-related instruments issued or backed by the full faith and credit of the United States government or are generally viewed as having the implied guarantee of the U.S. government, and debt obligations of a U.S. state or political subdivision.

The unrealized losses on the Company’s investments in direct obligations of U.S. government corporations and agencies were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2014.

The unrealized losses on the Company’s investments in residential mortgage-backed securities were caused by interest rate increases. The Company expects to recover the amortized cost basis over the term of the securities. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2014.

The unrealized losses on the Company’s investments in securities of state and political subdivisions were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2014.

On a quarterly basis, the Company evaluates the severity and duration of impairment for its investment securities portfolio and the Company’s ability to hold the securities until they recover. Generally, impairment is considered other-than-temporary when an investment security has sustained a decline in market value for a period of twelve months. The Company has concluded that any impairment of its investment securities portfolio is not other-than- temporary but is the result of interest rate changes that are not expected to result in the noncollection of principal and interest during the period. There are 53 positions that are temporarily impaired at December 31, 2014.

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31, 2014 and 2013:

	(Expressed in thousands) 2014
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$5,486	$(9)	$36,006	$(593)	$41,492	$(602)
Obligations of states and political subdivisions	766	(7)	5,000	(64)	5,766	(71)
Mortgage-backed securities	7,193	(12)	37,835	(989)	45,028	(1,001)

Total debt securities	13,445	(28)	78,841	(1,646)	92,286	(1,674)

Equity securities	19	(1)	-	-	19	(1)

Total	$13,464	$(29)	$78,841	$(1,646)	$92,305	$(1,675)

	(Expressed in thousands) 2013
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$46,416	$(2,170)	$-	$-	$46,416	$(2,170)
Obligations of states and political subdivisions	19,009	(867)	1,794	(189)	20,803	(1,056)
Mortgage-backed securities	65,915	(2,036)	11,805	(637)	77,720	(2,673)

Total debt securities	131,340	(5,073)	13,599	(826)	144,939	(5,899)

Equity securities	70	(1)	8	(1)	78	(2)

Total	$131,410	$(5,074)	$13,607	$(827)	$145,017	$(5,901)

The following is a tabular rollforward of the amount of credit related OTTI recognized in earnings (in thousands):

	December 31,
	2014	2013
Balance at beginning of period	$-	$-
Additions for credit-related OTTI not previously recognized	49	-
Reductions for securities sold during the period (realized)	(49)	-

Balance at end of period	$-	$-

No other-than-temporary impairment losses were recognized in accumulated other comprehensive income as of December 31, 2014 and 2013.

The amortized cost and fair value of investment securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	(Expressed in thousands) Securities Available-for-Sale
	Amortized Cost	Fair Value
Due in one year or less	$605	$608
Due after one year through five years	25,093	25,024
Due after five years through ten years	39,281	39,449
Due after ten years	19,965	21,347

	84,944	86,428
Mortgage-backed securities	110,626	110,443
Equity securities	171	208

Total	$195,741	$197,079

Proceeds from sales of securities available-for-sale during the years ended December 31, 2014 and 2013, were $22,604,447 and $7,613,182, respectively. Gross gains of $905,543 and gross losses of $37,013 in 2014 and gross gains of $380,338 and gross losses of $341 in 2013, were realized on those sales. Assets carried at $63,856,000 and $65,339,000 at December 31, 2014 and 2013, respectively, were pledged to secure United States Government and other public funds and for other purposes as required or permitted by law.